Segment and geographic information - Major Components of Income (Loss) Before Income Taxes in "Other" (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting Information [Line Items]
Equity in earnings of affiliates		¥ 43,028	¥ 37,805	¥ 18,597
Total		322,074	350,886	200,045
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Net gain related to economic hedging transactions		15,120	17,403	989
Realized gain (loss) on investments in equity securities held for operating purposes		4,725	4,428	1,001
Equity in earnings of affiliates		42,235	28,571	14,401
Corporate items		(20,119)	(38,772)	17,652
Other	[1]	3,989	8,350	(27,452)
Total		¥ 45,950	¥ 19,980	¥ 6,591

[1]	Includes the impact of Nomura's own creditworthiness.